Supplement dated August 18, 2023
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP® – American Century Diversified Bond Fund	5/1/2023
Effective on August 31, 2023 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Jeffrey Houston, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2021
The rest of the section remains the same.
On the Effective Date, the portfolio manager information under the caption “Primary Service Provider Contracts - Portfolio Managers” in the “More Information About the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Subadviser: American Century Investment Management, Inc. (American Century)

Portfolio Management	Title	Role with Fund	Managed Fund Since
Robert Gahagan	Senior Vice President and Senior Portfolio Manager of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2010
Jeffrey Houston, CFA	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2010
Charles Tan	Senior Vice President and Co-Chief Investment Officer, Global Fixed Income of American Century (Global Macro Strategy Team Representative)	Co-Portfolio Manager	2018
Jason Greenblath	Vice President and Senior Portfolio Manager of American Century	Co-Portfolio Manager	2021
Mr. Gahagan joined American Century in 1983. Mr. Gahagan began his investment career in 1983 and earned a B.A. and an M.B.A. from the University of Missouri-Kansas City.
Mr. Houston joined American Century in 1990. Mr. Houston began his investment career in 1986 and earned a B.A. from the University of Delaware and an M.A. from Syracuse University.
Mr. Tan joined American Century in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments from 2005 to 2018. Mr. Tan began his investment career in 1994 and earned a B.S. from University of International Business and Economics, Beijing and an M.B.A from Bucknell University.
Mr. Greenblath joined American Century in 2019. Prior to joining American Century, Mr. Greenblath worked at Aberdeen Standard Investments from 2012 to 2019. Mr. Greenblath began his investment career in 2002 and earned a B.S. from Pennsylvania State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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